Consolidated Statements of Comprehensive Income (parenthetical) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Statement of Other Comprehensive Income [Abstract]
Amortization of prior service costs tax	$ 6.5	$ 6.5	$ 7.3